Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

As of March 31, 2026, and 2025, accrued expenses and other liabilities consisted of the following:

	As of March 31,
	2026	2025
Brokerage, clearing and exchange fees	$75,443	$125,598
Compensation and benefits	13,418	9,056
Intangible assets (1)	281,047	-
Leasehold improvement	40,475	-
Others	8,582	5,136
Professional fee	102,997	101,679
Travel and business development	-	6,829
Accrued expenses and other liabilities	$521,962	$248,298